MASTER TRUST	12 Months Ended
Oct. 31, 2025
John Deere Tax Deferred Savings Plan for Wage Employees
MASTER TRUST
MASTER TRUST
3.	MASTER TRUST

The investment in the Master Trust represents the Plan’s proportionate share of the net assets of the Master Trust which have been accumulated through participant and Company contributions and investment activity of the Master Trust less benefit payments and certain administrative expenses. Use of the Master Trust permits the commingling of the Plan’s assets with the assets of the John Deere Savings and Investment Plan for investment and administrative purposes. Although assets of both plans are commingled in the Master Trust, Fidelity, as trustee, maintains supporting records for the purpose of allocating the net assets and net gain or loss of the investment accounts to each of the participating plans. The net earnings or loss of the accounts for each day are allocated by Fidelity to each participating plan investment fund based on the relationship of the interest of each plan to the total of the interests of both participating plans.

The Master Trust net assets and the Plan’s interest in the Master Trust net assets at October 31, 2025 and 2024 are summarized as follows:

	2025		2024
	Master Trust	Plan’s Interest in Master Trust	Master Trust	Plan’s Interest in Master Trust

Noninterest-Bearing Cash	$1,055	$40	$640

Blended Interest Fund at Contract Value	315,568	65,488	363,818	$76,377

Deere & Company Common Stock	1,153,114	253,532	1,113,403	237,916
Common Collective Trust Funds	12,511,036	1,649,561	10,460,085	1,359,673
Mutual Funds	104,965	10,711	95,623	11,333
U.S. Equity Securities	15,836	2,408	7,735	747
Fidelity BrokerageLink Accounts	827,071	60,242	679,261	47,576
Total Investments at Fair Value	14,612,022	1,976,454	12,356,107	1,657,245

Receivables	7,649	1,615	7,362	1,520

Total Assets	14,936,294	2,043,597	12,727,927	1,735,142

Liabilities	11,303	2,369	10,076	2,092

Net Assets	$14,924,991	$2,041,228	$12,717,851	$1,733,050

The net investment income of the Master Trust and the Plan’s interest for the year ended October 31, 2025 consisted of the following:

	Master Trust	Plan’s Interest in Master Trust
Net appreciation	$2,429,986	$317,026
Interest and dividends	74,384	9,410
Net investment income	$2,504,370	$326,436

Blended Interest Fund

The Blended Interest Fund is a stable value investment option available to participants that includes several synthetic GICs which simulate the performance of guaranteed investment contracts through an issuer’s guarantee of a specific interest rate and a portfolio of financial instruments that are owned by the Master Trust. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. Contract value represents contributions made to the fund, plus credited earnings, less participant withdrawals. The interest rate of the fund is reset quarterly based on market rates of other similar investments, the current yield of the underlying investments, and the spread between the market value and contract value.

The synthetic GICs include underlying assets consisting of various fixed income securities which are held in a trust owned by the Master Trust and utilize benefit-responsive wrapper contracts issued by JP Morgan Chase, Nationwide Life Insurance Company, Prudential Insurance Company of

America, Transamerica Premier Life, American General Life Company, Metropolitan Life Insurance Company, Pacific Life Insurance Company, Citibank, State Street Bank and Trust Company, and Massachusetts Mutual Life Insurance Company. The wrapper contracts are designed to allow participants to execute Blended Interest Fund transactions at contract value under most circumstances. The Master Trust’s ability to receive amounts due pursuant to the wrapper contracts depends on the issuers’ ability to meet their financial obligations under the wrapper contracts, which may be affected by future economic and regulatory developments. In addition, certain events such as Plan termination or a Plan merger initiated by the Company may limit the ability of the Plan to transact at contract value or may allow for the termination of the wrapper contract which may result in transacting at less than contract value. Plan management believes that any events that may limit the ability of the Plan to transact at contract value are not probable.

Fair Value Measurements

The guidance on fair value measurements provides a hierarchy for measuring fair value that prioritizes the inputs to valuation techniques. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are described below:

●	Level 1 - Quoted prices in active markets for identical assets or liabilities.
●	Level 2 - Significant other observable inputs such as quoted prices for similar assets or liabilities in active markets; identical assets or liabilities in inactive markets; observable inputs such as interest rates and yield curves; and other market-corroborated inputs.
●	Level 3 - Significant unobservable inputs.

The following tables set forth by level within the fair value hierarchy a summary of the Master Trust’s investments measured at fair value on a recurring basis at October 31, 2025 and 2024. There were no unfunded commitments or redemption restrictions for the Common Collective Trust Funds at October 31, 2025 and 2024.

	Master Trust Investments
	Fair Value Measurements
	at October 31, 2025

	Level 1	Level 2	Level 3	Total

Deere & Company Common Stock	$1,153,114			$1,153,114
Mutual Funds	104,965			104,965
U.S. Equity Securities	15,836			15,836
Fidelity BrokerageLink Accounts	827,071			827,071
Total Investments	$2,100,986			$2,100,986

Common Collective Trust Funds Measured at
Net Asset Value				$12,511,036

Total Investments at Fair Value				$14,612,022

	Master Trust Investments
	Fair Value Measurements
	at October 31, 2024

	Level 1	Level 2	Level 3	Total

Deere & Company Common Stock	$1,113,403			$1,113,403
Mutual Funds	95,623			95,623
U.S. Equity Securities	7,735			7,735
Fidelity BrokerageLink Accounts	679,261			679,261
Total Investments	$1,896,022			$1,896,022

Common Collective Trust Funds Measured at
Net Asset Value				$10,460,085

Total Investments at Fair Value				$12,356,107